UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     July 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $103,126 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      227     4316 SH       OTHER                    4316        0        0
AMERICAN EXPRESS CO            COM              025816109       41      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     2825    54641 SH       SOLE                    45986        0     8655
ASTRAZENECA PLC                SPONSORED ADR    046353108      250     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       16      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1213    23018 SH       SOLE                    21118        0     1900
BANK OF AMERICA CORPORATION    COM              060505104      182    16647 SH       OTHER                   16647        0        0
BANK OF AMERICA CORPORATION    COM              060505104       14     1250 SH       SOLE                     1250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6270       54 SH       SOLE                       54        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      181     2333 SH       OTHER                    2333        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20823   269061 SH       SOLE                   244997        0    24064
EXXON MOBIL CORP               COM              30231G102      333     4095 SH       OTHER                    4095        0        0
HEARTLAND EXPRESS INC          COM              422347104    10539   636395 SH       SOLE                   575870        0    60525
MICROSOFT CORP                 COM              594918104      208     7983 SH       SOLE                     7983        0        0
MICROSOFT CORP                 COM              594918104      217     8329 SH       OTHER                    8329        0        0
PHILIP MORRIS INTL INC         COM              718172109      550     8233 SH       OTHER                    8233        0        0
PHILIP MORRIS INTL INC         COM              718172109      205     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    15538   211748 SH       SOLE                   195513        0    16235
SYSCO CORP                     COM              871829107       11      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    14260   457338 SH       SOLE                   421118        0    36220
TECH DATA CORP                 COM              878237106     5692   116433 SH       SOLE                   106690        0     9743
TJX COS INC NEW                COM              872540109      879    16733 SH       OTHER                   16733        0        0
U S G CORP                     COM NEW          903293405       14     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     3405   237432 SH       SOLE                   216587        0    20845
VANGUARD INDEX FDS             STK MRK ETF      922908769    18665   272883 SH       SOLE                   250416        0    22467
WAL MART STORES INC            COM              931142103      504     9487 SH       SOLE                     7987        0     1500
WAL MART STORES INC            COM              931142103       64     1204 SH       OTHER                    1204        0        0